Financial Instruments and Risk Management - Notional Amounts of Derivatives (Detail)	Dec. 31, 2016 USD ($)
Euros into Dollars [Member]
Forward exchange for conversion of:
Notional amounts of derivatives	$ 15,300,000
Japanese Yen into Dollars [Member]
Forward exchange for conversion of:
Notional amounts of derivatives	68,800,000
Dollars into NIS [Member]
Forward exchange for conversion of:
Notional amounts of derivatives	34,600,000
Korean Won into Dollars [Member]
Forward exchange for conversion of:
Notional amounts of derivatives	19,400,000
Chinese Renminbi into Dollars [Member]
Forward exchange for conversion of:
Notional amounts of derivatives	16,500,000
Taiwan Dollars into Dollars [Member]
Forward exchange for conversion of:
Notional amounts of derivatives	22,300,000
Dollars into British Pounds [Member]
Forward exchange for conversion of:
Notional amounts of derivatives	$ 86,200,000